financial instruments - Accounts receivable (Details) - Customer accounts receivable - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Days after the billing date that accounts receivables are considered to be past due (in default)	30 days
Receivable account balances	$ 3,472	$ 3,113
Receivable account balances - Current	2,835	2,542
Receivable account balances - Non-current	637	571
Accounts receivable written off directly to doubtful accounts expense	0
Cost/Gross amount
Credit risk
Receivable account balances	3,589	3,222
Receivable account balances - Current	2,938	2,636
Receivable account balances - Non-current	651	586
Allowance for doubtful accounts
Credit risk
Receivable account balances	(117)	(109)	$ (110)
Receivable account balances - Current	(103)	(94)
Receivable account balances - Non-current	(14)	(15)
Less than 30 days past billing date
Credit risk
Receivable account balances	1,063	925
Less than 30 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	1,077	936
Less than 30 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(14)	(11)
30-60 days past billing date
Credit risk
Receivable account balances	536	389
30-60 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	550	400
30-60 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(14)	(11)
61-90 days past billing date
Credit risk
Receivable account balances	122	170
61-90 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	139	185
61-90 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(17)	(15)
More than 90 days past billing date
Credit risk
Receivable account balances	157	159
More than 90 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	193	192
More than 90 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(36)	(33)
Unbilled customer finance receivables
Credit risk
Receivable account balances	1,594	1,470
Unbilled customer finance receivables | Cost/Gross amount
Credit risk
Receivable account balances	1,630	1,509
Unbilled customer finance receivables | Allowance for doubtful accounts
Credit risk
Receivable account balances	$ (36)	$ (39)